Warrants (Details Textual) - USD ($)	1 Months Ended		10 Months Ended	12 Months Ended
	Dec. 17, 2018	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2018
Warrants (Textual)
Fair value of the warrants	$ 218,147	$ 659,697		$ (124,726)
Convertible Debts and IPO [Member]
Warrants (Textual)
Aggregate of warrants to purchase number of ordinary shares	38,071	80,453